STOCK OPTION PLANS (Details 3)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Weighted-average volatility	262.00%	89.20%	288.00%	90.00%
Weighted-average expected term	9 years 11 months 23 days	5 years	5 years 9 months 18 days	5 years
Expected dividends	0.00%	0.00%	0.00%	0.00%
Risk-free investment rate	1.65%	1.65%	2.00%	2.00%
Expected forfeiture rate			0.00%	0.00%